Average Annual Total Returns{- Fidelity® Four-in-One Index Fund} - 02.28 Fidelity Four-in-One Index Fund PRO-11 - Fidelity® Four-in-One Index Fund	Fidelity Four-in-One Index Fund-Default Return Before Taxes Past 1 year	Fidelity Four-in-One Index Fund-Default Return Before Taxes Past 5 years	Fidelity Four-in-One Index Fund-Default Return Before Taxes Past 10 years	Fidelity Four-in-One Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Four-in-One Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Four-in-One Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Four-in-One Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Four-in-One Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Four-in-One Index Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0251 Past 1 year	F0251 Past 5 years	F0251 Past 10 years
Total	16.28%	11.91%	10.24%	15.44%	11.14%	9.57%	10.14%	9.33%	8.27%	18.40%	15.22%	13.88%	16.25%	11.98%	10.38%